Property, Plant and Equipment	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Property, Plant and Equipment
8.	Property, Plant and Equipment

A.	Reconciliation of carrying amount

(In thousand Euros)	Buildings and leasehold improvements	Fixtures and fittings	Plant and equipment	Assets under construction	Total
Balance at December 31, 2022	18,675	3,809	35,222	172	57,878

Additions	—	40	2,319	2,162	4,521
Disposal	(51)	(47)	(526)	—	(624)
Transfers	164	—	—	(164)	—
Depreciation for the period	(41)	(413)	(2,937)	—	(3,391)
Translation differences	—	(9)	(306)	—	(315)

Balance at June 30, 2023	18,747	3,380	33,772	2,170	58,069

Cost
At December 31, 2022	20,829	4,749	38,707	172	64,457

At June 30, 2023	20,942	4,733	40,194	2,170	68,039

Accumulated amortization
At December 31, 2022	(2,153)	(941)	(3,485)	—	(6,579)

At June 30, 2023	(2,194)	(1,354)	(6,422)	—	(9,970)

Additions of property, plant and equipment for the six months ended June 30, 2023 was Euros 4,521 thousand, and primarily relates to the acquisition of machinery and tools for manufacturing plants.
As of June 30, 2023, additions of property, plant and equipment for which payment was still pending totaled Euros 2,812 thousand, as compared to Euros 8,979 thousand as of December 31, 2022.
The Group has items in use that were fully depreciated as of June 30, 2023 for an amount of Euros 13 thousand as compared to 0 Euros as of December 31, 2022.
Other information
The Group has obtained insurance policies that cover the carrying amount of its property, plant and equipment.
The commitments amounted to Euros 566 thousand as of June 30, 2023, compared to Euros 3,318 thousand as of December 31, 2022. These commitments mainly relate to the acquisition of tools and machinery.
There are no other significant contractual obligations to purchase, construct or develop property, plant and equipment assets.
The Group had no restrictions on the sale of its property, plant and equipment and no pledge existed on these assets, at June 30, 2023 and December 31, 2022, respectively, except for the leasehold improvement which cannot be realized and which totaled Euros 20,942 thousand as of June 30, 2023 as compared to Euros 20,829 thousand at December 31, 2022.